Real Property Acquisitions and Development (Details Textuals) (USD $)	12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2011 Number	Dec. 31, 2010 Number	Dec. 31, 2011 Merrill Gardens Partnership [Member]	Sep. 30, 2010 Merrill Gardens Partnership [Member] properties	Dec. 31, 2010 Strategic Medical Office Partnership [Member] properties	Dec. 31, 2011 Genesis Acquisition [Member] properties	Mar. 31, 2011 Benchmark Partnership [Member] properties	Dec. 31, 2011 Seniors Housing Operating [Member] properties	Dec. 31, 2010 Seniors Housing Operating [Member] properties	Dec. 31, 2011 Seniors Housing Operating [Member] Merrill Gardens Partnership [Member] Number	Dec. 31, 2011 Minimum [Member] Genesis Acquisition [Member]	Dec. 31, 2011 Maximum [Member] Genesis Acquisition [Member]
Real Property Acquisitions and Development (Textuals) [Abstract]
Number of properties in portfolio				38	17	147	34	21	9
Percentage of interest owned by company in partnership				80.00%			95.00%
Percentage of interest owned by minority				20.00%			5.00%
Number of previous facilities under partnership owned by company				13
Number of facilities under partnership previous owned by company				25
Contribution by the company for the formation of the partnership			$ 163,064,000	$ 254,885,000	$ 225,173,000		$ 383,356,000
Contribution of convertible preferred stock by the company for the formation of the partnership					16,667,000
Value of contribution of options by the company for the formation of the partnership					2,721,000
Value of notes payable contributed by the company for the formation of the partnership					8,333,000
weighted average useful life of the acquired intangibles (in years)	17.0	18.2			26.2					2.4
Interest rate on note payable					6.00%
Number of properties with controlling interest of the company					11
Total purchase price						2,483,398,000
Cash consideration of capital lease obligation						2,400,000,000
Cash consideration of capital lease obligation						75,144,000
Business Acquisition Purchase Price Allocation Land And Land Improvements					10,240,000	144,091,000
Business Acquisition Purchase Price Allocation Buildings And Improvements					170,886,000	2,331,053,000
Rent received from master lease						198,000,000
Increase in master lease agreement rent											1.75%	3.50%
Liability for Uncertain Tax Positions	149,000					8,254,000
Receivables and other assets					5,390,000	8,254,000
Additional purchase consideration					29,439,000
Investment percentage range	10% to 50%							90% to 95%
Additional Real Property Acquisitions and Development (Textuals) [Abstract]
joint venture contingent consideration arrangements range		$0 to $35,008,000
Amount settled in the Company's common stock if certain performance thresholds		$ 12,500,000